                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED JANUARY 18, 2013
      TO THE PROSPECTUSES DATED APRIL 30, 2012, AS REVISED AND REPRINTED
                       AUGUST 20, 2012 (AS SUPPLEMENTED)

This supplement revises information in the Prospectuses dated April 30, 2012, as Revised and Reprinted August 20, 2012 (As Supplemented) for the Series O variable annuity contracts issued by MetLife Investors USA Insurance Company in Florida, Nevada and New Jersey and the Class O variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our") in New York. GMIB Max IV is not available for purchase through your selling firm as of February 4, 2013.

IN ORDER TO RECEIVE THE CURRENT GMIB MAX IV VERSION OF THIS OPTIONAL RIDER, YOUR APPLICATION MUST BE SIGNED ON OR BEFORE FEBRUARY 3, 2013 AND YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON FEBRUARY 8, 2013.

APPLICATIONS SIGNED ON OR BEFORE FEBRUARY 3, 2013 AND RECEIVED AT OUR METLIFE ANNUITY SERVICE CENTER AFTER THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON FEBRUARY 8, 2013 WILL NOT BE IN GOOD ORDER AND WILL BE REJECTED.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor:
MetLife Investors Distribution Company                Telephone: (800) 709-2811
5 Park Plaza, Suite 1900, Irvine, CA 92614


                                                                 SUPP-OMAXIV213